Other revenues and expenses	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Other revenues and expenses	Other income and expensesFinancial income and expenses
Financial income:

	Year ended December 31,
	2020	2021	2022
	(in thousands)
Income from short-term investments and term deposits and other finance revenue	$29	$47	$68
Impact of debt reimbursement (Notes 14.1 and 14.2)	—	5,177	—
Convertible debt amendments (Note 14.1)	1,399	—	476
Change in fair value of convertible debt derivative (Note 14.1)	—	3,848	6,878
Foreign exchange gain	1,407	3,032	7,076
Total financial income	$2,835	$12,104	$14,498
Financial expenses:

	Year ended December 31,
	2020	2021	2022
	(in thousands)
Interest on loans	$9,747	$7,462	$8,146
Interest on lease contracts (see Note 15)	780	760	571
Interest on financing component of long term development services agreement (see Notes 18 and 19)	3,221	2,156	966
Interest on supplier payable with extended payment terms	125	173	222
Other bank fees and financial charges	627	778	1,020
Change in fair value of convertible debt derivative (Note 14.1)	13,129	—	—
Foreign exchange loss	4,045	2,094	5,994
Total financial expenses	$31,674	$13,423	$16,919
For the year ended December 31, 2022, interest on loans included $8,094,000 related to convertible debt instruments issued in 2021, 2019, the French government debt financing received in 2020 and government loans granted in 2015 (compared with $7,334,000 and $9,554,000 for the years ended December 31, 2021 and 2020, respectively which included convertible debt instruments issued in 2018, 2016 and 2015, and the venture debt issued in 2018) (See Note 14.1 to the Consolidated Financial Statements).
The net foreign exchange gain of $1,082,000 for the year ended December 31, 2022 (2021: net foreign exchange gain of $938,000; 2020: net foreign exchange loss $2,638,000) arises primarily from euro-based monetary liabilities.
For the year ended December 31, 2022, a gain of $6,878,000 (2021 : gain of $3,848,000; 2020: expense of $13,129,000) was recognized, related to the change in fair value of the convertible debt embedded derivative (See Note 14.1 to the Consolidated Financial Statements).
For the year ended December 31, 2022, income of $476,000 (2020: gain of $1,399,000) was recognized related to the impact of the convertible debt amendment (see Note 14.1 to the Consolidated Financial Statements).
For the year ended December 31, 2021, a gain of $5,177,000 was recognized related to the impact of the convertible debts reimbursement (see Note 14.1 to the Consolidated Financial Statements) and of the prepayment in full of the venture debt (see Note 14.2 to the Consolidated Financial Statements).
Cost of revenue and operating expensesThe tables below present the cost of revenue and operating expenses by nature of expense:

		Year ended December 31,
	Note	2020	2021	2022
		(in thousands)
Included in cost of revenue:
Cost of components		$23,376	$18,365	$13,102
Depreciation and impairment	7	573	517	428
Amortization of intangible assets	8	159	162	148
Wages and benefits		1,993	2,306	2,497
Share-based payment expense	13	42	58	160
Assembly services, royalties and other		1,323	2,282	1,336
		$27,466	$23,690	$17,671

		Year ended December 31,
	Note	2020	2021	2022
		(in thousands)
Included in operating expenses (between gross profit and operating result):
Depreciation and impairment	7	$3,179	$2,837	$3,551
Amortization of intangible assets	8	5,859	7,037	7,888
Wages and benefits		31,954	36,684	33,195
Share-based payment expense	13	2,943	5,077	5,317
Foreign exchange (gains) losses related to hedges of euro		106	(73)	207
Other, net		4,150	(6,054)	(3,439)
		$48,191	$45,508	$46,719
Employee benefits expense

		Year ended December 31,
	Note	2020	2021	2022
		(in thousands)
Wages and salaries		$25,485	$29,422	$27,115
Social security costs and other payroll taxes		8,222	9,386	8,408
Other benefits		146	167	159
Pension costs		94	15	10
Share-based payment expenses	13	2,985	5,135	5,477
Total employee benefits expense		$36,932	$44,125	$41,169
The amount recognized as an expense for defined contributions plans amounts to $1,398,000 for the year ended December 31, 2022 ($1,318,000 and $1,434,000 for the years ended December 31, 2020 and 2021, respectively).
Research and development expense and tax credit receivable
The research tax credit in France is deducted from corporate income taxes due; if taxes due are not sufficient to cover the full amount of the credit, the balance is received in cash three years later (one year later if the Company is below certain size criteria, which was the case for each of the years ended December 31, 2022, 2021 and 2020). Total research tax credit receivable as of December 31, 2022 is $4,544,000, ($4,305,000 relating to tax credits receivables for 2022, $132,000 for 2021 and $107,000 for 2020). Part of the amount was financed in 2022 and the remaining amount is expected to be recovered in 2023 and 2028 in cash (see Note 14.3 to the Consolidated Financial Statements).
The Company also has research tax credits available in the United Kingdom.
In the years ended December 31,2020, 2021 and 2022, the Company capitalized costs related to the development of chipsets for LTE NB-IoT (Monarch N/Monarch 2), LTE Category 1 (the Calliope 2), for 5G, and related to certification of various products.
The impact of the reduction of research and development expense due to government grants, research tax credit and development costs capitalized was as follows:

	Year ended December 31,
	2020	2021	2022
	(in thousands)
Research and development costs	$40,776	$52,200	$47,353
Research tax credit	(4,871)	(6,328)	(4,622)
Government and other grants	(456)	(3,621)	(4,888)
Development costs capitalized (*)	(6,061)	(18,297)	(13,808)
Amortization of capitalized development costs	1,495	2,460	2,575
Total research and development expense	$30,883	$26,414	$26,610
(*) Reflecting reduction for research tax credits of $1,924,000, $1,587,000 and $1,382,000 for the years ended December 31, 2022, 2021 and 2020, respectively.